Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	TOTAL	SHARES PREFERRED SHARES	SHARES COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUM-ULATED OTHER COMPRE-HENSIVE INCOME	DEFICIT	NON-CONTROL-LING INTEREST
Balance at beginning of period at Dec. 31, 2020	$ 21,329	$ 20,989	$ 4,003	$ 20,390	$ 1,174	$ 103	$ (4,681)	$ 340
Net earnings	1,421	1,391					1,391	30
Other comprehensive income	1,655	1,655				91	1,564	0
Total comprehensive income	3,076	3,046				91	2,955	30
Common shares issued under employee stock option plan	74	74		77	(3)
Other share-based compensation	(42)	(42)			(15)		(27)
Dividends declared on BCE common and preferred shares	(1,648)	(1,648)					(1,648)
Dividends declared by subsidiaries to non-controlling interest	(29)							(29)
Settlement of cash flow hedges transferred to the cost basis of hedged items	10	10				10
Other	(1)							(1)
Balance at end of period at Jun. 30, 2021	22,769	22,429	4,003	20,467	1,156	204	(3,401)	340
Balance at beginning of period at Dec. 31, 2021	22,941	22,635	4,003	20,662	1,157	213	(3,400)	306
Net earnings	1,588	1,542					1,542	46
Other comprehensive income	981	980				78	902	1
Total comprehensive income	2,569	2,522				78	2,444	47
Common shares issued under employee stock option plan	168	168		175	(7)
Other share-based compensation	(27)	(27)			(2)		(25)
Repurchase of preferred shares	(115)	(115)	(118)		3
Dividends declared on BCE common and preferred shares	(1,747)	(1,747)					(1,747)
Dividends declared by subsidiaries to non-controlling interest	(25)							(25)
Settlement of cash flow hedges transferred to the cost basis of hedged items	1	1				1
Other	0					(19)	19	0
Balance at end of period at Jun. 30, 2022	$ 23,765	$ 23,437	$ 3,885	$ 20,837	$ 1,151	$ 273	$ (2,709)	$ 328